Investment Strategy - Federated Hermes Strategic Dividend Growth Fund Inc.	Nov. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund pursues its investment objective by investing primarily in income-producing and income-growing equity securities which the Adviser believes will appreciate in capital and generate an attractive total return. The Fund’s holdings ordinarily will be in mid-capitalization (or “mid-cap”) to large-capitalization (or “large-cap”) domestic companies (which are generally defined as of the date of this Prospectus as stocks of companies with market capitalizations above $2 billion and $7 billion, respectively), although the Fund may invest across all market capitalizations. The Fund’s investment adviser, Federated Equity Management Company of Pennsylvania (“Adviser”), primarily selects dividend paying stocks that also have the prospect of raising their dividends over time, appreciating in capital, and generating an attractive total return. The Fund may also invest, to a lesser extent, in securities of foreign issuers (including American Depositary Receipts (ADRs)), real estate investment trusts and securities of other investment companies, and may enter into foreign exchange contracts, such as spot currency trades, in order to manage currency risk.The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in income-producing equity investments. The Fund will notify shareholders at least 60 days in advance of any change in this investment policy. For purposes of the Fund’s 80% investment policy, “income-producing equity investments” are investments in dividend paying stocks that the Adviser believes also have the prospect of raising their dividends over time.